1605(c) De-SPAC and Related Financing Transactions, Effects	Jul. 17, 2025
Terrestrial and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]

The following describe the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination:

•        HCM II:    The HCM II Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including Terrestrial Energy’s future business and financial condition and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to HCM II. The HCM II Board also considered the potential detriments of the Business Combination to HCM II, including the reliance on projections, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomics risks, the absence of possible structural protections for minority shareholders, and the risks and costs to HCM II if the Business Combination is not achieved, including the risk that it may result in HCM II being unable to complete a business combination and force HCM II to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the HCM II Warrants to expire worthless. For more information, see “— The HCM II Board’s Reasons for the Approval of the Business Combination”, and various risks described under the section entitled “Risk Factors”.

•        Sponsor:    The Sponsor expects to receive substantial consideration in the Business Combination, including (i) 5,675,000 shares of New Terrestrial Common Shares upon conversion of 5,675,000 HCM II Class A Ordinary Shares, consisting of 5,675,000 HCM II Class A Ordinary Shares resulting from the Sponsor Share Conversion and (ii) 4,275,000 New Terrestrial Warrants upon the conversion of 4,275,000 Private Placement Warrants. As a result of the low price paid by the Sponsor for its equity in HCM II, the Sponsor is likely to be able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and HCM II Directors and Executive Officers”. The Sponsor will only be able to realize a return on their equity in HCM II (which may be materially higher than the return realized by Public Shareholders and holders of Public Warrants) if HCM II completes a business combination by August 21, 2026 (or if such date is extended at a duly called meeting of the HCM II shareholders, such later date). Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, HCM II may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.

•        Shawn Matthews:    Shawn Matthews, HCM II’s Chairman and Chief Executive Officer, maintains sole control over the voting and disposition of the Founder Shares and the Private Placement Warrants held by the Sponsor and has an economic interest in (i) 2,950,000, or approximately 51.3%, of the Founder Shares held by the Sponsor and (ii) 775,000, or approximately 18.1%, of the Private Placement Warrants held by the Sponsor. The remaining economic interest in the Founder Shares and the Private Placement Warrants held by the Sponsor is indirectly held by seventeen non-managing sponsor investors. Further, Mr. Matthews has received or is entitled to receive (i) $4,000,000 aggregate principal amount of Terrestrial Convertible Notes (plus accrued payment-in-kind interest) and 40,000 Terrestrial Warrants. In the event that the Business Combination is not achieved, (i) HCM II may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless, (ii) the value of the $4,000,000 aggregate principal amount of Terrestrial Convertible Notes (plus accrued payment-in-kind interest) and 40,0000 Terrestrial Warrants received by Mr. Matthews may be significantly reduced. In addition, Mr. Matthews and the other HCM II directors face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or such directors’ roles in the Business Combination.

•        Messrs. Andrew Brenner, Michael Connor, and Jacob Loveless, the independent directors of HCM II.    Messrs. Andrew Brenner, Michael Connor, and Jacob Loveless, the independent directors of HCM II, each have an economic interest 25,000 Founders Shares. In the event that the Business Combination is not achieved, HCM II may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the HCM II independent directors’ investment being worthless.

•        Unaffiliated HCM II Public Shareholders:    The unaffiliated Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of Terrestrial Energy, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the HCM II Board described more fully in “— The HCM II Board’s Reasons for the Approval of the Business Combination”, the various other risks associated with the Business Combination, the business of HCM II and the business of Terrestrial Energy, as described further under the section entitled “Risk Factors”, the potential conflicts of interest described under “— Interests of Certain HCM II Persons in the Business Combination”, and the potential material dilution they may experience as described more fully in the section entitled “Dilution”. Redeeming Public Shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two (2) Business Days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of Terrestrial Energy following the Business Combination.

•        Terrestrial Energy and its Affiliates:    The Terrestrial Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including, among other factors, that the Business Combination will expand the access to capital for Terrestrial, and taking into account Terrestrial Energy’s expected cash resources and need for additional capital to fund the development of its products and services, and the uniqueness of this particular potential Business Combination, as the negotiated transaction will result in the infusion of capital at the time of Closing. For Terrestrial Energy’s affiliates, the tradability of their New Terrestrial Energy Common Shares is expected to make their holdings more liquid. The Terrestrial Board also considered the potential detriments of the Business Combination to Terrestrial Energy and its affiliates, including, among other factors, the possibility that the Business Combination might not be completed in a timely manner or at all, the uncertainty of the potential benefits of the Business Combination being achieved, the costs involved in connection with completing the Business Combination, and the time and effort of Terrestrial Energy management required to complete the Business Combination. For more information, see “— The Terrestrial Board’s Reasons for Approval of the Business Combination” and various risks described under the section entitled “Risk Factors.”

Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Terrestrial Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including, among other factors, that the Business Combination will expand the access to capital for Terrestrial, and taking into account Terrestrial Energy’s expected cash resources and need for additional capital to fund the development of its products and services, and the uniqueness of this particular potential Business Combination, as the negotiated transaction will result in the infusion of capital at the time of Closing. For Terrestrial Energy’s affiliates, the tradability of their New Terrestrial Energy Common Shares is expected to make their holdings more liquid.
HCM II [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	The HCM II Board also considered the potential detriments of the Business Combination to HCM II, including the reliance on projections, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomics risks, the absence of possible structural protections for minority shareholders, and the risks and costs to HCM II if the Business Combination is not achieved, including the risk that it may result in HCM II being unable to complete a business combination and force HCM II to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the HCM II Warrants to expire worthless. For more information, see “— The HCM II Board’s Reasons for the Approval of the Business Combination”, and various risks described under the section entitled “Risk Factors”.
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The HCM II Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including Terrestrial Energy’s future business and financial condition and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to HCM II.
Sponsor [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, HCM II may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Sponsor expects to receive substantial consideration in the Business Combination, including (i) 5,675,000 shares of New Terrestrial Common Shares upon conversion of 5,675,000 HCM II Class A Ordinary Shares, consisting of 5,675,000 HCM II Class A Ordinary Shares resulting from the Sponsor Share Conversion and (ii) 4,275,000 New Terrestrial Warrants upon the conversion of 4,275,000 Private Placement Warrants. As a result of the low price paid by the Sponsor for its equity in HCM II, the Sponsor is likely to be able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and HCM II Directors and Executive Officers”. The Sponsor will only be able to realize a return on their equity in HCM II (which may be materially higher than the return realized by Public Shareholders and holders of Public Warrants) if HCM II completes a business combination by August 21, 2026 (or if such date is extended at a duly called meeting of the HCM II shareholders, such later date).
Shawn Matthews [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	In addition, Mr. Matthews and the other HCM II directors face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or such directors’ roles in the Business Combination.
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	Shawn Matthews, HCM II’s Chairman and Chief Executive Officer, maintains sole control over the voting and disposition of the Founder Shares and the Private Placement Warrants held by the Sponsor and has an economic interest in (i) 2,950,000, or approximately 51.3%, of the Founder Shares held by the Sponsor and (ii) 775,000, or approximately 18.1%, of the Private Placement Warrants held by the Sponsor. The remaining economic interest in the Founder Shares and the Private Placement Warrants held by the Sponsor is indirectly held by seventeen non-managing sponsor investors. Further, Mr. Matthews has received or is entitled to receive (i) $4,000,000 aggregate principal amount of Terrestrial Convertible Notes (plus accrued payment-in-kind interest) and 40,000 Terrestrial Warrants. In the event that the Business Combination is not achieved, (i) HCM II may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless, (ii) the value of the $4,000,000 aggregate principal amount of Terrestrial Convertible Notes (plus accrued payment-in-kind interest) and 40,0000 Terrestrial Warrants received by Mr. Matthews may be significantly reduced.
Messrs [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	Messrs. Andrew Brenner, Michael Connor, and Jacob Loveless, the independent directors of HCM II. Messrs. Andrew Brenner, Michael Connor, and Jacob Loveless, the independent directors of HCM II, each have an economic interest 25,000 Founders Shares. In the event that the Business Combination is not achieved, HCM II may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the HCM II independent directors’ investment being worthless.
Unaffiliated HCM II Public Shareholders [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of Terrestrial Energy, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the HCM II Board described more fully in “— The HCM II Board’s Reasons for the Approval of the Business Combination”, the various other risks associated with the Business Combination, the business of HCM II and the business of Terrestrial Energy, as described further under the section entitled “Risk Factors”, the potential conflicts of interest described under “— Interests of Certain HCM II Persons in the Business Combination”, and the potential material dilution they may experience as described more fully in the section entitled “Dilution”. Redeeming Public Shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two (2) Business Days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of Terrestrial Energy following the Business Combination.
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The unaffiliated Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination.